UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22409

Tortoise MLP Fund, Inc.
(Exact name of registrant as specified in charter)

11550 Ash Street, Suite 300, Leawood, KS 66211
(Address of principal executive offices) (Zip code)

Terry Matlack
11550 Ash Street, Suite 300, Leawood, KS 66211
(Name and address of agent for service)

913-981-1020
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  February 28, 2013

Item 1. Schedule of Investments.

Tortoise MLP Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)

	February 28, 2013
Master Limited Partnerships and Related Companies - 145.0% (1)	Shares	Fair Value
Natural Gas/Natural Gas Liquids Pipelines - 84.4% (1)
United States - 84.4% (1)
Boardwalk Pipeline Partners, LP	3,523,800	$93,556,890
El Paso Pipeline Partners, L.P.	3,591,200	150,076,248
Energy Transfer Partners, L.P.	2,893,600	138,632,376
Enterprise Products Partners L.P.	2,156,400	122,203,188
EQT Midstream Partners, L.P.	434,900	16,500,106
Inergy Midstream, L.P.	812,700	19,456,038
Inergy Midstream, L.P. (2)	321,429	7,444,296
Kinder Morgan Management, LLC (3)	913,071	75,629,641
ONEOK Partners, L.P.	1,112,900	60,998,049
Regency Energy Partners LP	4,520,433	107,541,101
Spectra Energy Partners, LP	2,915,600	107,643,952
TC PipeLines, LP	512,900	23,521,594
Williams Partners L.P.	2,309,900	114,802,030
		1,038,005,509

Natural Gas Gathering/Processing - 30.7% (1)
United States - 30.7% (1)
Access Midstream Partners, L.P.	1,391,000	51,800,840
Copano Energy, L.L.C.	1,646,300	63,481,328
Crestwood Midstream Partners LP (3)	1,556,146	39,059,265
DCP Midstream Partners, LP	1,230,467	49,993,874
MarkWest Energy Partners, L.P.	924,600	52,859,382
Southcross Energy Partners, L.P.	188,170	4,310,975
Summit Midstream Partners, LP	330,500	7,442,860
Targa Resources Partners LP	1,224,600	50,441,274
Western Gas Equity Partners, LP	297,091	10,092,181
Western Gas Partners LP	877,930	48,145,681
		377,627,660
Crude/Refined Products Pipelines - 29.9% (1)
United States - 29.9% (1)
Buckeye Partners, L.P.	746,800	41,596,760
Enbridge Energy Partners, L.P.	1,438,700	39,866,377
Holly Energy Partners, L.P.	1,144,672	47,229,167
Magellan Midstream Partners, L.P.	938,300	47,065,128
MPLX LP	496,382	16,226,727
NuStar Energy L.P.	809,100	41,296,464
Plains All American Pipeline, L.P.	1,515,400	82,968,150
Rose Rock Midstream Partners, L.P.	137,031	4,659,054
Sunoco Logistics Partners L.P.	579,000	36,204,870
Tesoro Logistics LP	196,500	9,805,350
		366,918,047

Total Master Limited Partnerships and Related Companies (Cost $1,326,816,045)		1,782,551,216

Short-Term Investment - 0.0% (1)
United States Investment Company - 0.0% (1)
Fidelity Institutional Money Market Portfolio - Class I, 0.12% (4) (Cost $612,005)	612,005	612,005

Total Investments - 145.0% (1) (Cost $1,327,428,050)		1,783,163,221
Other Assets and Liabilities - (17.0%) (1)		(208,796,522)
Long-Term Debt Obligations - (20.7%) (1)		(255,000,000)
Mandatory Redeemable Preferred Stock at Liquidation Value - (7.3%) (1)		(90,000,000)
Total Net Assets Applicable to Common Stockholders - 100.0% (1)		$1,229,366,699

(1) Calculated as a percentage of net assets applicable to common stockholders.
(2)	Restricted securities have been fair valued in accordance with procedures approved by the Board of Directors and have a total fair value of $7,444,296, which represents 0.6% of net assets.
(3) Security distributions are paid-in-kind.
(4) Rate indicated is the current yield as of February 28, 2013.

Various inputs are used in determining the value of the Company’s investments.  These inputs are summarized in the three broad levels listed below:

    Level 1 – quoted prices in active markets for identical investments
    Level 2 – other significant observable inputs (including quoted prices for similar investments, market corroborated inputs, etc.)
    Level 3 – significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurements of applicable Company assets by level within the fair value hierarchy as of February 28, 2013.  These assets are measured on a recurring basis.

	Fair Value at
Description	February 28, 2013	Level 1	Level 2	Level 3
Assets
Equity Securities:
Master Limited Partnerships and Related Companies(a)	$1,782,551,216	$1,775,106,920	$7,444,296	$-
Other:
Short-Term Investment(b)	612,005	612,005	-	-
Total Assets	$1,783,163,221	$1,775,718,925	$7,444,296	$-

(a)	All other industry classifications are identified in the Schedule of Investments.
(b)	Short-term investment is a sweep investment for cash balances in the Company at February 28, 2013.

The Company did not hold any Level 3 securities during the period from December 1, 2012 through February 28, 2013.

Valuation Techniques
In general, and where applicable, the Company uses readily available market quotations based upon the last updated sales price from the principal market to determine fair value.  This pricing methodology applies to the Company’s Level 1 investments.

An equity security of a publicly traded company acquired in a private placement transaction without registration under the Securities Act of 1933, as amended (the “1933 Act”), is subject to restrictions on resale that can affect the security’s fair value.  If such a security is convertible into publicly-traded common shares, the security generally will be valued at the common share market price adjusted by a percentage discount due to the restrictions and categorized as Level 2 in the fair value hierarchy.  If the security has characteristics that are dissimilar to the class of security that trades on the open market, the security will generally be valued and categorized as Level 3 in the fair value hierarchy.

The Company utilizes the beginning of reporting period method for determining transfers between levels.  There were no transfers between levels for the period from December 1, 2012 through February 28, 2013.

Certain of the Company’s investments are restricted and are valued as determined in accordance with procedures established by the Board of Directors.  The table below shows the number of units held, acquisition date, acquisition cost, fair value, fair value per share and percent of net assets which the security comprises at February 28, 2013.

Investment Security		Number of Shares	Acquisition Date	Acquisition Cost	Fair Value	Fair Value Per Share	Fair Value as Percent of Net Assets
Inergy Midstream, L.P.	Unregistered Common Units	321,429	12/7/12	$ 6,750,009	$ 7,444,296	$ 23.16	0.6%

The carrying value per unit of unrestricted common units of Inergy Midstream, L.P. was $23.10 on November 3, 2012, the date of the purchase agreement and the date an enforceable right to acquire the restricted Inergy Midstream, L.P. units was obtained by the Company.
As of February 28, 2013, the aggregate cost of securities for federal income tax purposes was $1,034,326,653.  The aggregate gross unrealized appreciation for all securities in which there was an excess of fair value over tax cost was $748,836,568, the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over fair value was $0 and the net unrealized appreciation was $748,836,568.

Item 2. Controls and Procedures.

(a)
The registrant’s Chief Executive Officer and its Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tortoise MLP Fund, Inc.

Date: April 23, 2013	By:	/s/ Terry Matlack
Terry Matlack
Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Tortoise MLP Fund, Inc.

Date: April 23, 2013	By:	/s/ Terry Matlack
Terry Matlack
Chief Executive Officer

Tortoise MLP Fund, Inc.

Date: April 23, 2013	By:	/s/ P. Bradley Adams
P. Bradley Adams
Chief Financial Officer